                         SUPPLEMENT DATED MAY 1, 2017

                                      TO

                         PROSPECTUS DATED MAY 1, 2010

                    UNIVERSAL ANNUITY ADVANTAGE PROSPECTUS

  Group and Individual Annuity Contracts Issued by Brighthouse Life Insurance
                                    Company

   This supplement updates information contained in the prospectus dated May 1, 2010 as annually supplemented. Please write or call Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, telephone number (800) 842-9368, if you need another copy of the prospectus. Upon request, financial statements for the insurance company will be sent to You without charge.

   The prospectus describes individual and group Universal Annuity Advantage Variable Annuity Contracts ("Contracts") issued by Brighthouse Life Insurance Company. The Contracts are no longer available to new purchasers. Current Contract Owners may make additional Purchase Payments.

1. NAME CHANGE

   Effective March 6, 2017, the following name changes occurred:

              FORMER NAME                             NEW NAME
              -----------                             --------
 MetLife Insurance Company USA          Brighthouse Life Insurance Company
   (MetLife USA)                          (BLIC)
 Met Investors Series Trust             Brighthouse Funds Trust I
 Metropolitan Series Fund               Brighthouse Funds Trust II
 MetLife of CT Separate Account Eleven  Brighthouse Separate Account Eleven
   for Variable Annuities                 for Variable Annuities
 MetLife Advisers, LLC or MetLife
   Advisers                             Brighthouse Investment Advisers, LLC

   Your prospectus is updated accordingly.

2. THE CURRENTLY AVAILABLE FUNDING OPTIONS ARE:

BRIGHTHOUSE FUNDS TRUST I
   BlackRock High Yield Portfolio -- Class A
   Brighthouse Asset Allocation 100 Portfolio -- Class B
   Brighthouse Small Cap Value Portfolio -- Class B
   Brighthouse/Wellington Large Cap Research Portfolio -- Class E
   Clarion Global Real Estate Portfolio -- Class A
   ClearBridge Aggressive Growth Portfolio -- Class A
   Harris Oakmark International Portfolio -- Class A
   Invesco Comstock Portfolio -- Class B
   Invesco Small Cap Growth Portfolio -- Class A
   JPMorgan Small Cap Value Portfolio -- Class A
   Loomis Sayles Global Markets Portfolio -- Class A
   Oppenheimer Global Equity Portfolio -- Class A
   PIMCO Inflation Protected Bond Portfolio -- Class A
   PIMCO Total Return Portfolio -- Class B
   T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
   BlackRock Bond Income Portfolio -- Class A
   BlackRock Capital Appreciation Portfolio -- Class A
   BlackRock Ultra-Short Term Bond Portfolio -- Class A
   Brighthouse Asset Allocation 20 Portfolio -- Class B
   Brighthouse Asset Allocation 40 Portfolio -- Class B
   Brighthouse Asset Allocation 60 Portfolio -- Class B
   Brighthouse Asset Allocation 80 Portfolio -- Class B
   Brighthouse/Wellington Balanced Portfolio -- Class A
   Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
   Jennison Growth Portfolio -- Class A
   MetLife Aggregate Bond Index Portfolio -- Class A
   MetLife MSCI EAFE(R) Index Portfolio -- Class A
   MetLife Russell 2000(R) Index Portfolio -- Class A
   MetLife Stock Index Portfolio -- Class A

   MFS(R) Total Return Portfolio -- Class F
   MFS(R) Value Portfolio -- Class A
   Neuberger Berman Genesis Portfolio -- Class A
   T. Rowe Price Small Cap Growth Portfolio -- Class B
   Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio -- Service Class 2
   Equity-Income Portfolio -- Initial Class
   Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   Templeton Developing Markets VIP Fund
   Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
   Overseas Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
   ClearBridge Variable Aggressive Growth Portfolio
   ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Large Cap Growth Portfolio
   ClearBridge Variable Large Cap Value Portfolio
   ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS
   1919 Variable Socially Responsive Balanced Fund

   Certain Funding Options have been subject to a change. Please see section 9 -- "Additional Information Regarding the Underlying Funds."

3. UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE
INDICATED):

   The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9368. Please read the prospectus carefully before making Your allocations to the Subaccounts.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other expenses).....................  0.27%   1.64%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

   The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.

                                           DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                 ---------- ------------ -------- --------- --------- ----------------- ---------
BRIGHTHOUSE FUNDS TRUST I
   BlackRock High Yield
     Portfolio -- Class A......    0.60%         --       0.07%    0.08%     0.75%          --           0.75%
   Brighthouse Asset
     Allocation 100 Portfolio
     -- Class B................    0.07%       0.25%      0.01%    0.68%     1.01%          --           1.01%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------
   Brighthouse Small Cap
     Value Portfolio --
     Class B.....................    0.75%       0.25%      0.04%    0.06%     1.10%         0.01%         1.09%
   Brighthouse/Wellington
     Large Cap Research
     Portfolio -- Class E........    0.56%       0.15%      0.03%      --      0.74%         0.04%         0.70%
   Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%      --      0.65%           --          0.65%
   ClearBridge Aggressive
     Growth Portfolio --
     Class A.....................    0.56%         --       0.01%      --      0.57%         0.02%         0.55%
   Harris Oakmark
     International Portfolio --
     Class A.....................    0.77%         --       0.04%      --      0.81%         0.02%         0.79%
   Invesco Comstock Portfolio
     -- Class B..................    0.57%       0.25%      0.02%      --      0.84%         0.02%         0.82%
   Invesco Small Cap Growth
     Portfolio -- Class A........    0.85%         --       0.03%      --      0.88%         0.02%         0.86%
   JPMorgan Small Cap Value
     Portfolio -- Class A........    0.78%         --       0.05%      --      0.83%         0.10%         0.73%
   Loomis Sayles Global
     Markets Portfolio --
     Class A.....................    0.70%         --       0.08%      --      0.78%           --          0.78%
   Oppenheimer Global Equity
     Portfolio -- Class A........    0.66%         --       0.05%      --      0.71%         0.10%         0.61%
   PIMCO Inflation Protected
     Bond Portfolio --
     Class A.....................    0.47%         --       0.28%      --      0.75%         0.01%         0.74%
   PIMCO Total Return
     Portfolio -- Class B........    0.48%       0.25%      0.05%      --      0.78%         0.03%         0.75%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class B.....................    0.57%       0.25%      0.02%      --      0.84%         0.03%         0.81%
   T. Rowe Price Large Cap
     Value Portfolio --
     Class E++...................    0.57%       0.15%      0.02%      --      0.74%         0.03%         0.71%

BRIGHTHOUSE FUNDS TRUST II
   BlackRock Bond Income
     Portfolio -- Class A........    0.33%         --       0.04%      --      0.37%           --          0.37%
   BlackRock Capital
     Appreciation Portfolio --
     Class A.....................    0.70%         --       0.02%      --      0.72%         0.09%         0.63%
   BlackRock Ultra-Short
     Term Bond Portfolio --
     Class A.....................    0.35%         --       0.03%      --      0.38%         0.02%         0.36%
   Brighthouse Asset
     Allocation 20 Portfolio --
     Class B.....................    0.09%       0.25%      0.03%    0.53%     0.90%         0.02%         0.88%

                                             DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                                AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                  MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                      FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                   ---------- ------------ -------- --------- --------- ----------------- ---------
   Brighthouse Asset
     Allocation 40 Portfolio --
     Class B.....................    0.06%       0.25%        --     0.57%     0.88%           --          0.88%
   Brighthouse Asset
     Allocation 60 Portfolio --
     Class B.....................    0.05%       0.25%        --     0.60%     0.90%           --          0.90%
   Brighthouse Asset
     Allocation 80 Portfolio --
     Class B.....................    0.05%       0.25%      0.01%    0.64%     0.95%           --          0.95%
   Brighthouse/Wellington
     Balanced Portfolio --
     Class A.....................    0.46%         --       0.09%      --      0.55%           --          0.55%
   Brighthouse/Wellington
     Core Equity
     Opportunities Portfolio --
     Class A.....................    0.70%         --       0.02%      --      0.72%         0.11%         0.61%
   Frontier Mid Cap Growth
     Portfolio -- Class D........    0.72%       0.10%      0.03%      --      0.85%         0.02%         0.83%
   Jennison Growth Portfolio
     -- Class A..................    0.60%         --       0.02%      --      0.62%         0.08%         0.54%
   MetLife Aggregate Bond
     Index Portfolio --
     Class A.....................    0.25%         --       0.03%      --      0.28%         0.01%         0.27%
   MetLife MSCI EAFE(R)
     Index Portfolio --
     Class A.....................    0.30%         --       0.08%    0.01%     0.39%           --          0.39%
   MetLife Russell 2000(R)
     Index Portfolio --
     Class A.....................    0.25%         --       0.06%    0.01%     0.32%           --          0.32%
   MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.02%      --      0.27%         0.01%         0.26%
   MFS(R) Total Return
     Portfolio -- Class F........    0.56%       0.20%      0.05%      --      0.81%           --          0.81%
   MFS(R) Value Portfolio --
     Class A.....................    0.70%         --       0.02%      --      0.72%         0.14%         0.58%
   Neuberger Berman Genesis
     Portfolio -- Class A........    0.81%         --       0.04%      --      0.85%         0.01%         0.84%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B+....................    0.60%       0.25%      0.02%      --      0.87%         0.02%         0.85%
   T. Rowe Price Small Cap
     Growth Portfolio --
     Class B.....................    0.47%       0.25%      0.03%      --      0.75%           --          0.75%
   Western Asset Management
     Strategic Bond
     Opportunities Portfolio --
     Class A.....................    0.57%         --       0.03%    0.01%     0.61%         0.05%         0.56%
   Western Asset Management
     U.S. Government
     Portfolio -- Class A........    0.47%         --       0.03%      --      0.50%         0.01%         0.49%

                                           DISTRIBUTION          ACQUIRED    TOTAL                     NET TOTAL
                                              AND/OR             FUND FEES  ANNUAL   FEE WAIVER AND/OR  ANNUAL
                                MANAGEMENT   SERVICE     OTHER      AND    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES    REIMBURSEMENT   EXPENSES
---------------                 ---------- ------------ -------- --------- --------- ----------------- ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
   Contrafund(R) Portfolio --
     Service Class 2...........    0.55%       0.25%      0.08%      --      0.88%           --          0.88%
   Equity-Income Portfolio --
     Initial Class.............    0.45%         --       0.09%    0.05%     0.59%           --          0.59%
   Mid Cap Portfolio --
     Service Class 2...........    0.55%       0.25%      0.08%      --      0.88%           --          0.88%

FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
   Franklin Small-Mid Cap
     Growth VIP Fund+..........    0.79%       0.25%      0.05%    0.01%     1.10%         0.02%         1.08%
   Templeton Developing
     Markets VIP Fund..........    1.24%       0.25%      0.14%    0.01%     1.64%         0.02%         1.62%
   Templeton Foreign VIP
     Fund......................    0.78%       0.25%      0.04%    0.01%     1.08%         0.02%         1.06%

JANUS ASPEN SERIES -- SERVICE
  SHARES
   Overseas Portfolio..........    0.40%       0.25%      0.12%      --      0.77%           --          0.77%

LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
   ClearBridge Variable
     Aggressive Growth
     Portfolio.................    0.75%         --       0.05%      --      0.80%           --          0.80%
   ClearBridge Variable
     Appreciation Portfolio....    0.70%         --       0.05%      --      0.75%           --          0.75%
   ClearBridge Variable Large
     Cap Growth Portfolio......    0.75%         --       0.11%      --      0.86%         0.06%         0.80%
   ClearBridge Variable Large
     Cap Value Portfolio.......    0.65%         --       0.07%      --      0.72%           --          0.72%
   ClearBridge Variable Small
     Cap Growth Portfolio......    0.75%         --       0.08%      --      0.83%           --          0.83%

TRUST FOR ADVISED PORTFOLIOS
   1919 Variable Socially
     Responsive Balanced
     Fund......................    0.65%         --       0.63%      --      1.28%         0.39%         0.89%

--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

   The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

   Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

4. FUNDING OPTIONS

   Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through Your registered representative. We do not guarantee the investment result of the Underlying Funds.

   The current Underlying Funds are listed below, along with their investment advisers and any subadviser.

           UNDERLYING FUND             INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
           ---------------             -------------------------------------  ------------------------------
BRIGHTHOUSE FUNDS TRUST I
   BlackRock High Yield Portfolio --   Seeks to maximize total return,        Brighthouse Investment
     Class A                           consistent with income generation and  Advisers, LLC
                                       prudent investment management.         Subadviser: BlackRock
                                                                              Financial Management, Inc.
   Brighthouse Asset Allocation 100    Seeks growth of capital.               Brighthouse Investment
     Portfolio -- Class B                                                     Advisers, LLC
   Brighthouse Small Cap Value         Seeks long-term capital appreciation.  Brighthouse Investment
     Portfolio -- Class B                                                     Advisers, LLC
                                                                              Subadvisers: Delaware
                                                                              Investments Fund Advisers;
                                                                              Wells Capital Management
                                                                              Incorporated
   Brighthouse/Wellington Large Cap    Seeks long-term capital appreciation.  Brighthouse Investment
     Research Portfolio -- Class E                                            Advisers, LLC
                                                                              Subadviser: Wellington
                                                                              Management Company LLP
   Clarion Global Real Estate          Seeks total return through investment  Brighthouse Investment
     Portfolio -- Class A              in real estate securities,             Advisers, LLC
                                       emphasizing both capital appreciation  Subadviser: CBRE Clarion
                                       and current income.                    Securities LLC
   ClearBridge Aggressive Growth       Seeks capital appreciation.            Brighthouse Investment
     Portfolio -- Class A                                                     Advisers, LLC
                                                                              Subadviser: ClearBridge
                                                                              Investments, LLC
   Harris Oakmark International        Seeks long-term capital appreciation.  Brighthouse Investment
     Portfolio -- Class A                                                     Advisers, LLC
                                                                              Subadviser: Harris Associates
                                                                              L.P.
   Invesco Comstock Portfolio --       Seeks capital growth and income.       Brighthouse Investment
     Class B                                                                  Advisers, LLC
                                                                              Subadviser: Invesco Advisers,
                                                                              Inc.

           UNDERLYING FUND             INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
           ---------------             -------------------------------------  -------------------------------
   Invesco Small Cap Growth Portfolio  Seeks long-term growth of capital.     Brighthouse Investment
     -- Class A                                                               Advisers, LLC
                                                                              Subadviser: Invesco Advisers,
                                                                              Inc.
   JPMorgan Small Cap Value Portfolio  Seeks long-term capital growth.        Brighthouse Investment
     -- Class A                                                               Advisers, LLC
                                                                              Subadviser: J.P. Morgan
                                                                              Investment Management Inc.
   Loomis Sayles Global Markets        Seeks high total investment return     Brighthouse Investment
     Portfolio -- Class A              through a combination of capital       Advisers, LLC
                                       appreciation and income.               Subadviser: Loomis, Sayles &
                                                                              Company, L.P.
   Oppenheimer Global Equity           Seeks capital appreciation.            Brighthouse Investment
     Portfolio -- Class A                                                     Advisers, LLC
                                                                              Subadviser:
                                                                              OppenheimerFunds, Inc.
   PIMCO Inflation Protected Bond      Seeks maximum real return, consistent  Brighthouse Investment
     Portfolio -- Class A              with preservation of capital and       Advisers, LLC
                                       prudent investment management.         Subadviser: Pacific Investment
                                                                              Management Company LLC
   PIMCO Total Return Portfolio --     Seeks maximum total return,            Brighthouse Investment
     Class B                           consistent with the preservation of    Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment
                                       management.                            Management Company LLC
   T. Rowe Price Large Cap Value       Seeks long-term capital appreciation   Brighthouse Investment
     Portfolio -- Class B              by investing in common stocks          Advisers, LLC
                                       believed to be undervalued. Income is  Subadviser: T. Rowe Price
                                       a secondary objective.                 Associates, Inc.
   T. Rowe Price Large Cap Value       Seeks long-term capital appreciation   Brighthouse Investment
     Portfolio -- Class E++            by investing in common stocks          Advisers, LLC
                                       believed to be undervalued. Income is  Subadviser: T. Rowe Price
                                       a secondary objective.                 Associates, Inc.

BRIGHTHOUSE FUNDS TRUST II
   BlackRock Bond Income Portfolio --  Seeks a competitive total return       Brighthouse Investment
     Class A                           primarily from investing in            Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock
                                                                              Advisors, LLC
   BlackRock Capital Appreciation      Seeks long-term growth of capital.     Brighthouse Investment
     Portfolio -- Class A                                                     Advisers, LLC
                                                                              Subadviser: BlackRock
                                                                              Advisors, LLC
   BlackRock Ultra-Short Term Bond     Seeks a high level of current income   Brighthouse Investment
     Portfolio -- Class A              consistent with preservation of        Advisers, LLC
                                       capital.                               Subadviser: BlackRock
                                                                              Advisors, LLC

           UNDERLYING FUND             INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
           ---------------             -------------------------------------  -----------------------------
   Brighthouse Asset Allocation 20     Seeks a high level of current income,  Brighthouse Investment
     Portfolio -- Class B              with growth of capital as a secondary  Advisers, LLC
                                       objective.
   Brighthouse Asset Allocation 40     Seeks high total return in the form    Brighthouse Investment
     Portfolio -- Class B              of income and growth of capital, with  Advisers, LLC
                                       a greater emphasis on income.
   Brighthouse Asset Allocation 60     Seeks a balance between a high level   Brighthouse Investment
     Portfolio -- Class B              of current income and growth of        Advisers, LLC
                                       capital, with a greater emphasis on
                                       growth of capital.
   Brighthouse Asset Allocation 80     Seeks growth of capital.               Brighthouse Investment
     Portfolio -- Class B                                                     Advisers, LLC
   Brighthouse/Wellington Balanced     Seeks long-term capital appreciation   Brighthouse Investment
     Portfolio -- Class A              with some current income.              Advisers, LLC
                                                                              Subadviser: Wellington
                                                                              Management Company LLP
   Brighthouse/Wellington Core Equity  Seeks to provide a growing stream of   Brighthouse Investment
     Opportunities Portfolio --        income over time and, secondarily,     Advisers, LLC
     Class A                           long-term capital appreciation and     Subadviser: Wellington
                                       current income.                        Management Company LLP
   Frontier Mid Cap Growth Portfolio   Seeks maximum capital appreciation.    Brighthouse Investment
     -- Class D                                                               Advisers, LLC
                                                                              Subadviser: Frontier Capital
                                                                              Management Company, LLC
   Jennison Growth Portfolio --        Seeks long-term growth of capital.     Brighthouse Investment
     Class A                                                                  Advisers, LLC
                                                                              Subadviser: Jennison
                                                                              Associates LLC
   MetLife Aggregate Bond Index        Seeks to track the performance of the  Brighthouse Investment
     Portfolio -- Class A              Bloomberg Barclays U.S. Aggregate      Advisers, LLC
                                       Bond Index.                            Subadviser: MetLife
                                                                              Investment Advisors, LLC
   MetLife MSCI EAFE(R) Index          Seeks to track the performance of the  Brighthouse Investment
     Portfolio -- Class A              MSCI EAFE(R) Index.                    Advisers, LLC
                                                                              Subadviser: MetLife
                                                                              Investment Advisors, LLC
   MetLife Russell 2000(R) Index       Seeks to track the performance of the  Brighthouse Investment
     Portfolio -- Class A              Russell 2000(R) Index.                 Advisers, LLC
                                                                              Subadviser: MetLife
                                                                              Investment Advisors, LLC
   MetLife Stock Index Portfolio --    Seeks to track the performance of the  Brighthouse Investment
     Class A                           Standard & Poor's 500(R) Composite     Advisers, LLC
                                       Stock Price Index.                     Subadviser: MetLife
                                                                              Investment Advisors, LLC
   MFS(R) Total Return Portfolio --    Seeks a favorable total return         Brighthouse Investment
     Class F                           through investment in a diversified    Advisers, LLC
                                       portfolio.                             Subadviser: Massachusetts
                                                                              Financial Services Company

           UNDERLYING FUND             INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
           ---------------             -------------------------------------  ------------------------------
   MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.            Brighthouse Investment
                                                                              Advisers, LLC
                                                                              Subadviser: Massachusetts
                                                                              Financial Services Company
   Neuberger Berman Genesis Portfolio  Seeks high total return, consisting    Brighthouse Investment
     -- Class A                        principally of capital appreciation.   Advisers, LLC
                                                                              Subadviser: Neuberger Berman
                                                                              Investment Advisers LLC
   T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.     Brighthouse Investment
     Portfolio -- Class B+                                                    Advisers, LLC
                                                                              Subadviser: T. Rowe Price
                                                                              Associates, Inc.
   T. Rowe Price Small Cap Growth      Seeks long-term capital growth.        Brighthouse Investment
     Portfolio -- Class B                                                     Advisers, LLC
                                                                              Subadviser: T. Rowe Price
                                                                              Associates, Inc.
   Western Asset Management Strategic  Seeks to maximize total return         Brighthouse Investment
     Bond Opportunities Portfolio --   consistent with preservation of        Advisers, LLC
     Class A                           capital.                               Subadviser: Western Asset
                                                                              Management Company
   Western Asset Management U.S.       Seeks to maximize total return         Brighthouse Investment
     Government Portfolio -- Class A   consistent with preservation of        Advisers, LLC
                                       capital and maintenance of liquidity.  Subadviser: Western Asset
                                                                              Management Company

FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
   Contrafund(R)                       Seeks long-term capital appreciation.  Fidelity Management &
     Portfolio -- Service Class 2                                             Research Company
                                                                              Subadviser: FMR Co., Inc.
   Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management &
     Class                             will also consider the potential for   Research Company
                                       capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
   Mid Cap Portfolio -- Service        Seeks long-term growth of capital.     Fidelity Management &
     Class 2                                                                  Research Company
                                                                              Subadviser: FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST -- CLASS 2
   Franklin Small-Mid Cap Growth VIP   Seeks long-term capital growth.        Franklin Advisers, Inc.
     Fund+
   Templeton Developing Markets VIP    Seeks long-term capital appreciation.  Templeton Asset Management
     Fund                                                                     Ltd.
   Templeton Foreign VIP Fund          Seeks long-term capital growth.        Templeton Investment Counsel,
                                                                              LLC

           UNDERLYING FUND             INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
           ---------------             -------------------------------------  -----------------------------
JANUS ASPEN SERIES -- SERVICE SHARES
   Overseas Portfolio                  Seeks long-term growth of capital.     Janus Capital Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST -- CLASS I
   ClearBridge Variable Aggressive     Seeks capital appreciation.            Legg Mason Partners Fund
     Growth Portfolio                                                         Advisor, LLC
                                                                              Subadviser: ClearBridge
                                                                              Investments, LLC
   ClearBridge Variable Appreciation   Seeks long-term capital appreciation.  Legg Mason Partners Fund
     Portfolio                                                                Advisor, LLC
                                                                              Subadviser: ClearBridge
                                                                              Investments, LLC
   ClearBridge Variable Large Cap      Seeks long-term growth of capital.     Legg Mason Partners Fund
     Growth Portfolio                                                         Advisor, LLC
                                                                              Subadviser: ClearBridge
                                                                              Investments, LLC
   ClearBridge Variable Large Cap      Seeks long-term growth of capital.     Legg Mason Partners Fund
     Value Portfolio                   Current income is a secondary          Advisor, LLC
                                       objective.                             Subadviser: ClearBridge
                                                                              Investments, LLC
   ClearBridge Variable Small Cap      Seeks long-term growth of capital.     Legg Mason Partners Fund
     Growth Portfolio                                                         Advisor, LLC
                                                                              Subadviser: ClearBridge
                                                                              Investments, LLC

TRUST FOR ADVISED PORTFOLIOS
   1919 Variable Socially Responsive   Seeks capital appreciation and         1919 Investment Counsel, LLC
     Balanced Fund                     retention of net investment income.

--------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

   Certain Funding Options have been subject to a change. Please see section 9 -- "Additional Information Regarding the Underlying Funds."

5. TRANSFERS

Replace the list of Monitored Portfolios with the following:

   BlackRock High Yield Portfolio, Brighthouse Small Cap Value Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, Loomis Sayles Global Markets Portfolio, MetLife MSCI EAFE(R) Index Portfolio, MetLife Russell 2000(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Overseas Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Western Asset Management Strategic Bond Opportunities Portfolio

6. TOTAL CONTROL ACCOUNT

   The "Total Control Account" section is deleted in its entirety.

7. THE INSURANCE COMPANY

Replace the paragraph under "The Insurance Company" with the following:

   Brighthouse Life Insurance Company ("BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 14, 2014, the Contract was issued by MetLife Insurance Company of Connecticut.

   PLANNED SEPARATION FROM METLIFE, INC.

   In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife, Inc. formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife Inc.'s current initiative to conduct the separation in the form of a spin-off.

   To effect the separation, first, MetLife, Inc. expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife Inc.'s shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife, Inc. board of directors, receipt of a favorable IRS ruling and an opinion from MetLife, Inc.'s tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

   Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife, Inc. currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

   No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable Contract. The Company will remain fully responsible for its contractual obligations to variable Contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.

8. DISTRIBUTION OF THE CONTRACTS

   Effective March 6, 2017, Brighthouse Life Insurance Company entered into a new Principal Underwriting and Distribution Agreement with Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277. Accordingly, all references in your prospectus to MetLife Investors Distribution Company ("MLIDC") or Distributor refer to Brighthouse Securities, LLC.

9. ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

   Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed:

              FORMER NAME                             NEW NAME
              -----------                             --------
 MET INVESTORS SERIES TRUST             BRIGHTHOUSE FUNDS TRUST I
 Met/Wellington Large Cap Research      Brighthouse/Wellington Large Cap
   Portfolio -- Class E                   Research Portfolio -- Class E
 MetLife Asset Allocation 100           Brighthouse Asset Allocation 100
   Portfolio -- Class B                   Portfolio -- Class B
 MetLife Small Cap Value Portfolio --   Brighthouse Small Cap Value Portfolio
   Class B                                -- Class B
 METROPOLITAN SERIES FUND               BRIGHTHOUSE FUNDS TRUST II
 Barclays Aggregate Bond Index          MetLife Aggregate Bond Index
   Portfolio -- Class A                   Portfolio -- Class A
 Met/Wellington Balanced Portfolio --   Brighthouse/Wellington Balanced
   Class A                              Portfolio -- Class A
 Met/Wellington Core Equity             Brighthouse/Wellington Core Equity
   Opportunities Portfolio -- Class A     Opportunities Portfolio -- Class A
 MetLife Asset Allocation 20 Portfolio  Brighthouse Asset Allocation 20
   -- Class B                           Portfolio -- Class B
 MetLife Asset Allocation 40 Portfolio  Brighthouse Asset Allocation 40
   -- Class B                           Portfolio -- Class B
 MetLife Asset Allocation 60 Portfolio  Brighthouse Asset Allocation 60
   -- Class B                           Portfolio -- Class B
 MetLife Asset Allocation 80 Portfolio  Brighthouse Asset Allocation 80
   -- Class B                           Portfolio -- Class B
 MSCI EAFE(R) Index Portfolio -- Class  MetLife MSCI EAFE(R) Index Portfolio
   A                                    -- Class A
 Russell 2000(R) Index Portfolio --     MetLife Russell 2000(R) Index
   Class A                                Portfolio -- Class A

FINANCIAL STATEMENTS

   The financial statements for each of the Subaccounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

               11225 North Community House Road  Telephone:
               Charlotte, NC 28277               (800) 842-9368